Derivatives - Narrative (Details)	1 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)		Aug. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) interest_rate_swap		Dec. 31, 2017 USD ($) interest_rate_swap	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Derivative amount not offset against collateral					$ 0		$ 0
Unrealized loss on derivative financial instruments, net	$ 0		$ 4,577,000	$ 0	3,151,000		0	$ 0
Recurring
Derivative [Line Items]
Derivative asset	0	[1]			10,552,000	[1]	7,058,000
Derivative liability	0	[1]			6,039,000	[1]	13,817,000
Level 2 | Recurring
Derivative [Line Items]
Derivative asset	0	[1]			10,552,000	[1]	$ 7,058,000
Number of instruments held | interest_rate_swap							6
Derivative liability	$ 0	[1]			6,039,000	[1]	$ 13,817,000
Interest Rate Swap | Cash flow hedge
Derivative [Line Items]
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net					$ 1,890,000
Interest Rate Swap | Level 2 | Recurring
Derivative [Line Items]
Number of derivative instruments held | interest_rate_swap					2		2
Derivative asset					$ 10,552,000		$ 7,058,000
Number of instruments held | interest_rate_swap					2
Derivative liability					$ 6,039,000

[1]	Swap asset values are included in non-current Other assets and Swap liability values are included in non-current Derivative financial instruments on the condensed consolidated balance sheets.